PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.7%
Asset-Backed Securities 41.3%
Automobiles 3.9%
Ally Auto Receivables Trust, Series 2017-03, Class R, 144A^	0.000%	01/16/24		1	$197,640
Chase Auto Credit Linked Notes, Series 2020-01, Class F, 144A	6.684	01/25/28		800	831,562
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		100	110,069
					1,139,271
Collateralized Loan Obligations 23.2%
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	500	609,923
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	750	916,430
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.468(c)	10/20/28		250	249,998
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	1.888(c)	04/18/27		500	499,504
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.921(c)	02/15/29		717	715,495
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.077(c)	04/15/29		750	747,986

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.168(c)	10/20/31		300	299,945
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.118(c)	10/20/31		500	500,027
Shackleton CLO Ltd. (Cayman Islands), Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.768(c)	04/20/29		250	247,772
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.418(c)	07/20/32		500	499,742

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.815%(c)	01/25/31	500	$496,903
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.427(c)	07/15/31	975	967,676
				6,751,401
Consumer Loans 4.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350	09/14/32	100	100,256
Series 2020-02A, Class C, 144A	2.760	09/14/35	300	307,807

Oportun Funding X LLC, Series 2018-C, Class C, 144A	5.520	10/08/24	500	504,874
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.998(c)	02/25/23	100	98,309
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.798(c)	08/25/25	100	96,550

Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30	100	100,903
				1,208,699
Other 4.1%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.498(c)	04/25/23	610	590,025
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.948(c)	06/25/24	620	599,181
				1,189,206
Residential Mortgage-Backed Securities 5.0%
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5A	5.692(cc)	05/25/35	42	42,102
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	742	744,286
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	83	83,570

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900%(c)	04/16/23	EUR	520	$572,143
					1,442,101
Student Loans 0.9%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		1,592	135,305
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.639(cc)	01/16/46		129	133,736
					269,041

Total Asset-Backed Securities (cost $11,790,657)					11,999,719
Bank Loans 1.6%
Oil & Gas 0.3%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000(c)	06/24/24		125	100,625
Pharmaceuticals 0.4%
Arbor Pharmaceuticals LLC, Initial Term Loan, 6 Month LIBOR + 5.000%	6.000(c)	07/05/23^		115	110,137
Software 0.1%
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500(c)	07/12/23		116	37,511
Telecommunications 0.8%
GTT Communications BV, Initial Term Loan, 1 Month LIBOR + 7.500%	8.500(c)	12/31/21		12	10,775

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
GTT Communications, Inc., Closing Date U.S. Term Loan, 3 Month LIBOR + 2.750%	3.000%(c)	05/30/25	123	$95,519
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	123	118,519
				224,813

Total Bank Loans (cost $583,408)				473,086
Commercial Mortgage-Backed Securities 29.7%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	100	95,307
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	200	179,933
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	83,893
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	168,783
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	390	324,629
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.607(c)	03/15/37	210	201,716
Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728% (Cap N/A, Floor 1.728%)	1.887(c)	12/15/31	421	418,556
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.459(c)	10/15/36	237	235,411
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.809(c)	10/15/36	570	559,695
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.659(c)	12/15/36	499	488,397

Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	500	505,163
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.924(c)	11/15/37	225	224,436
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.309(c)	05/15/36	150	149,120
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.809(c)	05/15/36	150	148,143
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.331(cc)	04/05/33	250	245,122
Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	295	286,489

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250%(cc)	11/15/48	25,076	$262,363
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.859(c)	05/15/35	93	92,791
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.159(c)	05/15/35	162	161,767

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	500	482,287
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.585(cc)	03/25/22	921	11,625
Series K026, Class X1, IO	0.957(cc)	11/25/22	1,449	20,207
Series K052, Class X1, IO	0.654(cc)	11/25/25	2,258	62,569
Series K058, Class X1, IO	0.924(cc)	08/25/26	3,665	169,075
Series K111, Class X1, IO	1.572(cc)	05/25/30	1,574	198,494
Series K715, Class X1, IO	1.092(cc)	01/25/21	164	2
FREMF Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A	0.200	05/25/45	23,511	50,113
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26	94,799	436,113

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	100	97,863
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.337(cc)	12/15/48	1,620	26,691
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	600	608,776
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.460(cc)	12/12/34	350	310,594
MKT Mortgage Trust,
Series 2020-525M, Class D, 144A	2.941(cc)	02/12/40	334	332,226
Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	175	159,712

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.289(cc)	03/15/48	10,000	127,838
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	400	313,663
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A	0.000(cc)	01/15/26	150	149,855
Series 2020-01NYP, Class D, 144A	0.000(cc)	01/15/26	100	99,905

Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class XB, IO	0.430(cc)	12/15/48	6,400	135,942

Total Commercial Mortgage-Backed Securities (cost $8,758,285)				8,625,264

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 7.6%
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	75	$76,220
Banks 6.2%
Bank of America Corp., Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	550	579,758
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	605	621,611
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	500	525,223
Jr. Sub. Notes, Series HH	4.600(ff)	–(rr)	80	82,518
				1,809,110
Entertainment 0.1%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	57	12,560
Sr. Sec’d. Notes, 144A	10.500	04/24/26	6	4,068
				16,628
Media 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27	75	45,369
Miscellaneous Manufacturing 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	23,305
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	50	45,972
				69,277
Oil & Gas 0.2%
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	30	30,298
Gtd. Notes, 144A	7.125	02/01/27	25	25,836
				56,134

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.5%
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125%(ff)	–(rr)	140	$133,850

Total Corporate Bonds (cost $2,227,780)				2,206,588
Residential Mortgage-Backed Securities 15.5%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.748(c)	04/25/28	62	62,255
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.748(c)	08/25/28	94	94,273
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.998(c)	10/25/28	120	119,826
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.798(c)	06/25/30	72	72,237
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.548(c)	06/25/30	150	151,540
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.348(c)	08/26/30	220	222,339
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.148(c)	08/26/30	205	209,293
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.750(c)	06/25/30	165	165,068

Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.298(c)	09/25/31	29	29,058
Eagle Re Ltd. (Bermuda), Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.648(c)	10/25/30	230	234,001
FHLMC Structured Agency Credit Risk Debt Notes, Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.082(c)	11/25/50	110	111,920
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.248(c)	06/25/50	75	77,910
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.148(c)	08/25/50	100	106,116
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.898(c)	08/25/50	80	81,118

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.882%(c)	10/25/50	120	$124,729
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.748(c)	07/25/50	250	251,730
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.398(c)	09/25/50	120	125,083
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.298(c)	09/25/50	85	85,783

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.798(c)	01/25/49	53	53,067
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	242	242,705
Home Re Ltd. (Bermuda), Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.298(c)	10/25/30	200	204,459
Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	3.858	09/25/59	177	176,635
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.655(c)	04/01/24	251	249,789
Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.898(c)	07/25/30	200	202,026
Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.748(c)	10/25/30	165	166,365
PMT Credit Risk Transfer Trust , Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22	680	680,047
Radnor Re Ltd. (Bermuda), Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.748(c)	10/25/30	195	198,401

Total Residential Mortgage-Backed Securities (cost $4,450,547)				4,497,773

Total Long-Term Investments (cost $27,810,677)				27,802,430

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 2.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $704,589)(w)	704,589	$704,589

TOTAL INVESTMENTS 98.1% (cost $28,515,266)		28,507,019
Other assets in excess of liabilities(z) 1.9%		558,566

Net Assets 100.0%		$29,065,585

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $309,787 and 1.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Unfunded loan commitment outstanding at December 31, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
GTT Communications, Inc., Delayed Draw, 1 Month LIBOR + 7.500%, 8.500%, Maturity Date 11/30/21 (cost $18,862)	21	$18,857	$—	$(5)
Futures contracts outstanding at December 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
1	10 Year U.S. Treasury Notes	Mar. 2021	$138,078	$(164)
Forward foreign currency exchange contracts outstanding at December 31, 2020:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/12/21	HSBC Bank USA, N.A.	EUR	1,650	$1,959,962	$2,015,827	$—	$(55,865)
Credit default swap agreements outstanding at December 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	01/26/21	1.000%(M)	16	1.000%	$16	$—	$16	Goldman Sachs International
Alcentra CLO	01/26/21	0.500%(M)	12	0.500%	6	—	6	Goldman Sachs International
Allianz CLO	01/26/21	0.500%(M)	37	*	19	—	19	Goldman Sachs International
AMMC CLO Ltd.	01/26/21	0.500%(M)	2	0.500%	1	—	1	Goldman Sachs International
Angelo Gordon CLO	01/26/21	0.500%(M)	3	0.500%	2	—	2	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Apollo CLO	01/26/21	0.500%(M)	23	0.500%	$12	$—	$12	Goldman Sachs International
AXA CLO	01/26/21	1.000%(M)	14	1.000%	15	—	15	Goldman Sachs International
Bain CLO	01/26/21	0.500%(M)	75	0.500%	38	—	38	Goldman Sachs International
Bain CLO	01/26/21	1.000%(M)	39	1.000%	41	—	41	Goldman Sachs International
Bank 2018-BN14	01/28/21	1.250%(M)	18	*	19	—	19	Goldman Sachs International
Bardin Hill CLO	01/26/21	0.500%(M)	49	0.500%	25	—	25	Goldman Sachs International
Bardin Hill CLO	01/26/21	1.000%(M)	13	1.000%	14	—	14	Goldman Sachs International
Barings CLO	01/26/21	1.350%(M)	22	1.000%	31	—	31	Goldman Sachs International
Black Diamond CLO	01/26/21	1.350%(M)	16	1.000%	22	—	22	Goldman Sachs International
BlueMountain CLO	01/26/21	1.000%(M)	64	*	65	—	65	Goldman Sachs International
BlueMountain CLO	01/26/21	1.000%(M)	22	*	23	—	23	Goldman Sachs International
Canyon CLO	01/26/21	0.500%(M)	9	0.500%	5	—	5	Goldman Sachs International
Carlson CLO	01/26/21	1.000%(M)	14	1.000%	14	—	14	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Carlyle CLO	01/26/21	0.500%(M)	26	0.500%	$13	$—	$13	Goldman Sachs International
Carlyle CLO	01/26/21	1.000%(M)	4	1.000%	4	—	4	Goldman Sachs International
COMM Mortgage Trust	01/28/21	1.250%(M)	8	6.940%	8	—	8	Goldman Sachs International
COMM Mortgage Trust	01/28/21	1.250%(M)	8	*	9	—	9	Goldman Sachs International
Covenant	01/26/21	0.500%(M)	8	0.500%	4	—	4	Goldman Sachs International
Crescent CLO	01/26/21	1.000%(M)	19	1.000%	19	—	19	Goldman Sachs International
CSAM CLO	01/26/21	1.000%(M)	98	*	100	—	100	Goldman Sachs International
CSAM CLO	01/26/21	1.000%(M)	2	1.000%	2	—	2	Goldman Sachs International
DFG CLO	01/26/21	0.500%(M)	38	0.500%	19	—	19	Goldman Sachs International
DoubleLine	01/26/21	0.500%(M)	6	0.500%	3	—	3	Goldman Sachs International
Ellington CLO	01/26/21	1.000%(M)	200	1.000%	205	—	205	Goldman Sachs International
Ellington CLO	01/26/21	1.000%(M)	174	1.000%	179	—	179	Goldman Sachs International
ICG CLO	01/26/21	0.500%(M)	42	0.500%	22	—	22	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Jefferies CLO	01/26/21	1.000%(M)	52	1.000%	$53	$—	$53	Goldman Sachs International
LCM CLO	01/26/21	1.000%(M)	9	1.000%	9	—	9	Goldman Sachs International
Loomis Sayles & Co. LP	01/26/21	0.500%(M)	4	0.500%	2	—	2	Goldman Sachs International
Marathon Bancorp	01/26/21	0.500%(M)	3	0.500%	2	—	2	Goldman Sachs International
MJX CLO	01/26/21	1.000%(M)	26	1.000%	26	—	26	Goldman Sachs International
MJX CLO	01/26/21	1.000%(M)	12	1.000%	13	—	13	Goldman Sachs International
MJX CLO	01/26/21	0.500%(M)	9	0.500%	4	—	4	Goldman Sachs International
MJX CLO	01/26/21	1.000%(M)	9	1.000%	10	—	10	Goldman Sachs International
Oaktree CLO	01/26/21	1.000%(M)	2	*	2	—	2	Goldman Sachs International
Och-Ziff CLO	01/26/21	1.000%(M)	67	1.000%	69	—	69	Goldman Sachs International
Och-Ziff CLO	01/26/21	1.000%(M)	30	1.000%	31	—	31	Goldman Sachs International
Octagon CLO	01/26/21	0.500%(M)	15	*	8	—	8	Goldman Sachs International
Octagon CLO	01/26/21	0.500%(M)	3	*	2	—	2	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Octagon CLO	01/26/21	0.500%(M)	3	*	$2	$—	$2	Goldman Sachs International
ONEX CLO	01/26/21	0.500%(M)	65	0.500%	34	—	34	Goldman Sachs International
Palmer Square CLO	01/26/21	1.000%(M)	5	1.000%	5	—	5	Goldman Sachs International
Par-Four	01/26/21	0.500%(M)	68	0.500%	35	—	35	Goldman Sachs International
Pretium	01/26/21	0.500%(M)	222	0.500%	114	—	114	Goldman Sachs International
Providence CLO	01/26/21	1.000%(M)	13	1.000%	14	—	14	Goldman Sachs International
Providence CLO	01/26/21	1.000%(M)	10	1.000%	11	—	11	Goldman Sachs International
Saratoga CLO	01/26/21	0.500%(M)	240	0.500%	124	—	124	Goldman Sachs International
Saratoga CLO	01/26/21	1.000%(M)	31	1.000%	32	—	32	Goldman Sachs International
Shenkman Capital	01/26/21	0.500%(M)	3	0.500%	2	—	2	Goldman Sachs International
Sound Point CLO Ltd.	01/26/21	1.000%(M)	36	1.000%	37	—	37	Goldman Sachs International
Sound Point CLO Ltd.	01/26/21	1.000%(M)	23	1.000%	24	—	24	Goldman Sachs International
Sound Point CLO Ltd.	01/26/21	1.000%(M)	21	1.000%	21	—	21	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Sound Point CLO Ltd.	01/26/21	0.500%(M)	7	*	$4	$—	$4	Goldman Sachs International
Symphony CLO	01/26/21	0.500%(M)	69	*	35	—	35	Goldman Sachs International
Symphony CLO	01/26/21	1.000%(M)	22	1.000%	23	—	23	Goldman Sachs International
TCW CLO	01/26/21	0.500%(M)	18	0.500%	9	—	9	Goldman Sachs International
THL CLO	01/26/21	1.000%(M)	43	1.000%	44	—	44	Goldman Sachs International
THL CLO	01/26/21	0.500%(M)	12	0.500%	6	—	6	Goldman Sachs International
THL CLO	01/26/21	0.500%(M)	6	0.500%	3	—	3	Goldman Sachs International
TIAA CLO	01/26/21	1.000%(M)	7	*	7	—	7	Goldman Sachs International
Towd Point Mortgage Trust	07/25/56	0.450%(M)	639	*	32	—	32	Citigroup Global Markets, Inc.
Trimaran CLO	01/26/21	1.000%(M)	142	1.000%	145	—	145	Goldman Sachs International
Trimaran CLO	01/26/21	1.000%(M)	21	*	22	—	22	Goldman Sachs International
Trinitas CLO	01/26/21	0.500%(M)	15	*	8	—	8	Goldman Sachs International
Voya CLO	01/26/21	0.500%(M)	36	*	18	—	18	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wamco	01/26/21	0.500%(M)	7	0.500%	$3	$—	$3	Goldman Sachs International
WellFleet CLO	01/26/21	0.500%(M)	3	0.500%	2	—	2	Goldman Sachs International
ZAIS CLO	01/26/21	1.000%(M)	8	1.000%	8	—	8	Goldman Sachs International
					$2,010	$—	$2,010

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.BBB.12	08/17/61	3.000%(M)	300	$23,517	$62,001	$(38,484)	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	400	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	$(5,160)	$(3,032)	$2,128
EUR	885	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(29,758)	(36,622)	(6,864)
EUR	330	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(22,092)	(39,941)	(17,849)
	1,355	06/14/21	1.142%(S)	3 Month LIBOR(1)(Q)	(755)	(6,414)	(5,659)
	1,355	05/11/22	2.300%(A)	1 Day USOIS(1)(A)	(55,483)	(61,368)	(5,885)
	2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(134,663)	(138,233)	(3,570)
	3,230	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(106,114)	(211,960)	(105,846)
	270	05/11/30	2.450%(A)	1 Day USOIS(2)(A)	48,924	48,191	(733)
	115	05/11/50	2.400%(S)	3 Month LIBOR(1)(Q)	(47,897)	(29,526)	18,371
					$(352,998)	$(478,905)	$(125,907)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).